Consolidated Statements of Stockholders Equity (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Common Stock To Be Issued [Member]	Additional Paid-in Capital [Member]	Subscription Interest [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 753,909	$ 650,000		$ 7,559,331			$ (14,215,718)		$ (5,252,478)
Beginning balance, shares at Dec. 31, 2019	753,907,656	6,500
Preferred conversions	$ 5,000	$ (200,000)		195,000
Preferred conversions, shares	5,000,000	(2,000)
Shares issued for cash	$ 43,762			1,089,081					1,132,843
Shares issued for cash, shares	43,762,272
Net Loss							(3,435,764)		(3,435,764)
Shares issued for debt conversion	$ 15,735			189,494					205,229
Shares issued for debt conversion, shares	15,735,202
Commitment fee shares	$ 2,765		25,000	47,654					75,419
Commitment fee shares, shares	2,764,526
Common share subscriptions			36,179						36,179
Ending balance, value at Dec. 31, 2020	$ 821,171	$ 450,000	61,179	9,080,560			(17,651,482)		(7,238,572)
Ending balance, shares at Dec. 31, 2020	821,169,656	4,500
Shares issued for warrant conversion	$ 1,798			(1,798)					(0)
Shares issued for warrant conversion, shares	1,797,861
Shares issued for Reg A offering	$ 16,667			483,333					500,000
Shares issued for Reg A offering, shares	16,666,667
Shares issued for acccrued dividend	$ 4,344			343,194					347,538
Shares issued for acccrued dividend, shares	4,344,250
Preferred conversions	$ 6,625	$ (450,000)		443,375
Preferred conversions, shares	6,625,000	(4,500)
Inducement Shares	$ 1,250		(25,000)	23,750
Inducement Shares, shares	1,250,000
Shares issued for cash	$ 44,213		(36,179)	3,075,969					3,084,003
Shares issued for cash, shares	44,213,053
Net Loss							1,068,584		1,068,584
Ending balance, value at Mar. 31, 2021	$ 896,068			13,448,384			(16,582,898)		(2,238,447)
Ending balance, shares at Mar. 31, 2021	896,066,487
Beginning balance, value at Dec. 31, 2020	$ 821,171	$ 450,000	61,179	9,080,560			(17,651,482)		(7,238,572)
Beginning balance, shares at Dec. 31, 2020	821,169,656	4,500
Shares issued for warrant conversion	$ 2,345			(2,345)					(0)
Shares issued for warrant conversion, shares	2,345,329
Shares issued for Reg A offering	$ 16,667			483,333					500,000
Shares issued for Reg A offering, shares	16,666,667
Shares issued for acccrued dividend	$ 4,344			343,194					347,539
Shares issued for acccrued dividend, shares	4,344,250
Inducement Shares	$ 2,391		(25,000)	76,875					54,266
Inducement Shares, shares	2,392,459
Shares issued for cash	$ 44,249		(36,179)	3,075,969					$ 3,084,039
Shares issued for cash, shares	44,249,336								9,833,750
Net Loss							297,551	(19,059)	$ 278,492
Shares issued for S1	$ 9,843			380,508					$ 390,351
Shares issued for S1, shares	9,842,072
Shares issued for debt conversion, shares									482,870,234
Conversion of Preferred Series D	$ 6,625	$ (450,000)		443,375
Conversion of Preferred Series D, shares	6,625,000	(4,500)
Shares issued for correction	$ 1,101			(1,101)
Shares issued for correction, shares	1,100,630
Shares for Conversion	$ 25,000			50,473					75,473
Shares for Conversion, shares	25,000,000
Shares issued for Reg A	$ 9,834			776,866					786,700
Shares issued for Reg A, shares	9,833,750
Ending balance, value at Dec. 31, 2021	$ 943,569			14,777,708			(17,423,931)	(19,059)	(1,721,712)
Ending balance, shares at Dec. 31, 2021	943,569,149
Shares issued for Reg A offering	$ 15,035			1,187,765					1,202,800
Shares issued for Reg A offering, shares	15,035,000
Net Loss							(112,589)		(112,589)
Shares issued for S1	$ 3,156			134,754					137,910
Shares issued for S1, shares	3,155,865
Subscription Receivable					(18,800)				(18,800)
Accumulated Comprehensive						4,562			$ 4,562
Shares issued for debt conversion, shares									480,751,127
Ending balance, value at Mar. 31, 2022	$ 961,760			$ 16,100,228	$ (18,800)	$ 4,562	$ (17,536,520)	$ (19,059)	$ (507,830)
Ending balance, shares at Mar. 31, 2022	961,760,014